Quarterly Report
December 31, 2024
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.1%
AT&T, Inc.	40,550,938	$923,344,858
Verizon Communications, Inc.	22,675,249	906,783,208
		1,830,128,066
ENTERTAINMENT — 27.5%
Electronic Arts, Inc.	5,808,506	849,784,428
Live Nation Entertainment, Inc. (a)	5,271,234	682,624,803
Netflix, Inc. (a)	1,532,689	1,366,116,359
Take-Two Interactive Software, Inc. (a)	4,999,108	920,235,801
Walt Disney Co.	8,307,652	925,057,050
Warner Bros Discovery, Inc. (a)	75,042,991	793,204,415
		5,537,022,856
INTERACTIVE MEDIA & SERVICES — 39.4%
Alphabet, Inc. Class A	11,368,647	2,152,084,877
Alphabet, Inc. Class C	9,259,943	1,763,463,545
Match Group, Inc. (a)	8,440,614	276,092,484
Meta Platforms, Inc. Class A	6,390,252	3,741,556,449
		7,933,197,355
MEDIA — 19.4%
Charter Communications, Inc. Class A (a) (b)	2,515,645	862,287,637
Comcast Corp. Class A	23,977,169	899,863,152
Fox Corp. Class A	7,434,293	361,157,954
Fox Corp. Class B	4,434,789	202,847,249
Interpublic Group of Cos., Inc.	12,522,139	350,870,335
News Corp. Class A	12,737,209	350,782,736
News Corp. Class B (b)	3,763,718	114,529,939
Omnicom Group, Inc. (b)	6,558,165	564,264,516
Paramount Global Class B	19,999,977	209,199,759
		3,915,803,277
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile U.S., Inc.	4,063,086	$896,844,973
TOTAL COMMON STOCKS (Cost $17,550,375,483)		20,112,996,527
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	10,861,040	10,861,040
State Street Navigator Securities Lending Portfolio II (e) (f)	94,039,223	94,039,223
TOTAL SHORT-TERM INVESTMENTS (Cost $104,900,263)		104,900,263
TOTAL INVESTMENTS — 100.4% (Cost $17,655,275,746)		20,217,896,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(86,508,076)
NET ASSETS — 100.0%		$20,131,388,714
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,112,996,527	$—	$—	$20,112,996,527
Short-Term Investments	104,900,263	—	—	104,900,263
TOTAL INVESTMENTS	$20,217,896,790	$—	$—	$20,217,896,790
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,446,835	$33,446,835	$75,499,482	$98,085,277	$—	$—	10,861,040	$10,861,040	$208,064
State Street Navigator Securities Lending Portfolio II	66,957,166	66,957,166	537,425,611	510,343,554	—	—	94,039,223	94,039,223	56,071
Total		$100,404,001	$612,925,093	$608,428,831	$—	$—		$104,900,263	$264,135
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 0.6%
Aptiv PLC (a)	1,489,019	$90,055,869
BorgWarner, Inc.	1,385,575	44,047,429
		134,103,298
AUTOMOBILES — 20.7%
Ford Motor Co.	24,729,825	244,825,268
General Motors Co.	6,966,409	371,100,607
Tesla, Inc. (a)	10,273,739	4,148,946,758
		4,764,872,633
BROADLINE RETAIL — 21.5%
Amazon.com, Inc. (a)	21,701,458	4,761,082,871
eBay, Inc.	3,034,641	187,996,010
		4,949,078,881
DISTRIBUTORS — 1.1%
Genuine Parts Co.	880,839	102,846,762
LKQ Corp.	1,646,946	60,525,265
Pool Corp. (b)	241,098	82,199,952
		245,571,979
HOTELS, RESTAURANTS & LEISURE — 25.6%
Airbnb, Inc. Class A (a)	2,742,474	360,388,508
Booking Holdings, Inc.	205,972	1,023,355,404
Caesars Entertainment, Inc. (a) (b)	1,346,112	44,987,063
Carnival Corp. (a)	6,580,841	163,994,558
Chipotle Mexican Grill, Inc. (a)	8,632,566	520,543,730
Darden Restaurants, Inc.	744,378	138,967,929
Domino's Pizza, Inc.	218,774	91,832,574
Expedia Group, Inc. (a)	778,180	144,998,279
Hilton Worldwide Holdings, Inc.	1,544,447	381,725,520
Las Vegas Sands Corp. (b)	2,204,850	113,241,096
Marriott International, Inc. Class A	1,461,254	407,602,191
McDonald's Corp.	3,681,424	1,067,208,003
MGM Resorts International (a) (b)	1,433,589	49,673,859
Norwegian Cruise Line Holdings Ltd. (a)	2,785,710	71,676,318
Royal Caribbean Cruises Ltd. (b)	1,567,195	361,536,215
Starbucks Corp.	7,181,144	655,279,390
Wynn Resorts Ltd.	586,124	50,500,444
Yum! Brands, Inc.	1,768,091	237,207,089
		5,884,718,170
HOUSEHOLD DURABLES — 4.4%
DR Horton, Inc.	1,847,591	258,330,174
Garmin Ltd.	973,269	200,746,464
Lennar Corp. Class A	1,512,903	206,314,582
Mohawk Industries, Inc. (a)	331,890	39,538,056
NVR, Inc. (a)	19,394	158,621,586
PulteGroup, Inc.	1,299,296	141,493,334
		1,005,044,196
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	830,766	46,448,127
Security Description	Shares	Value
SPECIALTY RETAIL — 20.7%
AutoZone, Inc. (a)	107,055	$342,790,110
Best Buy Co., Inc.	1,237,947	106,215,853
CarMax, Inc. (a)	981,535	80,250,302
Home Depot, Inc.	3,654,027	1,421,379,963
Lowe's Cos., Inc.	3,594,035	887,007,838
O'Reilly Automotive, Inc. (a)	365,737	433,690,935
Ross Stores, Inc.	2,101,819	317,942,160
TJX Cos., Inc.	7,145,534	863,251,962
Tractor Supply Co. (b)	3,384,325	179,572,284
Ulta Beauty, Inc. (a)	298,499	129,826,170
		4,761,927,577
TEXTILES, APPAREL & LUXURY GOODS — 5.2%
Deckers Outdoor Corp. (a)	962,526	195,479,405
Lululemon Athletica, Inc. (a)	715,562	273,638,065
NIKE, Inc. Class B	7,542,913	570,772,227
Ralph Lauren Corp.	254,738	58,839,383
Tapestry, Inc.	1,476,324	96,448,247
		1,195,177,327
TOTAL COMMON STOCKS (Cost $20,583,485,343)		22,986,942,188
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	10,826,012	10,826,012
State Street Navigator Securities Lending Portfolio II (e) (f)	40,382,370	40,382,370
TOTAL SHORT-TERM INVESTMENTS (Cost $51,208,382)		51,208,382
TOTAL INVESTMENTS — 100.2% (Cost $20,634,693,725)		23,038,150,570
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(37,117,520)
NET ASSETS — 100.0%		$23,001,033,050
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,986,942,188	$—	$—	$22,986,942,188
Short-Term Investments	51,208,382	—	—	51,208,382
TOTAL INVESTMENTS	$23,038,150,570	$—	$—	$23,038,150,570
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,146,122	$10,146,122	$51,558,358	$50,878,468	$—	$—	10,826,012	$10,826,012	$218,413
State Street Navigator Securities Lending Portfolio II	48,327,921	48,327,921	806,247,680	814,193,231	—	—	40,382,370	40,382,370	40,059
Total		$58,474,043	$857,806,038	$865,071,699	$—	$—		$51,208,382	$258,472
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 18.5%
Brown-Forman Corp. Class B (a)	1,798,563	$68,309,423
Coca-Cola Co.	15,310,535	953,233,909
Constellation Brands, Inc. Class A	1,541,783	340,734,043
Keurig Dr. Pepper, Inc.	11,118,528	357,127,119
Molson Coors Beverage Co. Class B (a)	1,725,021	98,878,204
Monster Beverage Corp. (b)	6,915,021	363,453,504
PepsiCo, Inc.	5,418,017	823,863,665
		3,005,599,867
CONSUMER STAPLES DISTRIBUTION & RETAIL — 30.4%
Costco Wholesale Corp.	1,749,679	1,603,178,377
Dollar General Corp.	2,171,763	164,663,071
Dollar Tree, Inc. (b)	1,995,734	149,560,305
Kroger Co. (a)	6,573,228	401,952,892
Sysco Corp.	4,851,176	370,920,917
Target Corp.	4,549,406	614,988,703
Walgreens Boots Alliance, Inc. (a)	7,087,048	66,122,158
Walmart, Inc.	17,141,490	1,548,733,622
		4,920,120,045
FOOD PRODUCTS — 18.5%
Archer-Daniels-Midland Co.	4,721,947	238,552,762
Bunge Global SA	1,378,917	107,224,586
Campbell's Co. (a)	1,939,839	81,240,457
Conagra Brands, Inc.	4,713,301	130,794,103
General Mills, Inc.	5,482,512	349,619,790
Hershey Co.	1,458,963	247,075,384
Hormel Foods Corp.	2,870,143	90,036,386
J.M. Smucker Co.	1,050,825	115,716,849
Kellanova	2,655,224	214,993,487
Kraft Heinz Co.	8,717,111	267,702,479
Lamb Weston Holdings, Inc. (a)	1,408,205	94,110,340
McCormick & Co., Inc.	2,490,507	189,876,254
Mondelez International, Inc. Class A	11,949,056	713,717,115
Tyson Foods, Inc. Class A	2,822,998	162,153,005
		3,002,812,997
HOUSEHOLD PRODUCTS — 19.6%
Church & Dwight Co., Inc.	2,419,531	253,349,091
Clorox Co.	1,222,384	198,527,385
Colgate-Palmolive Co.	8,068,436	733,501,517
Security Description	Shares	Value
Kimberly-Clark Corp.	3,293,357	$431,561,501
Procter & Gamble Co.	9,300,224	1,559,182,554
		3,176,122,048
PERSONAL CARE PRODUCTS — 3.6%
Estee Lauder Cos., Inc. Class A	2,305,280	172,849,894
Kenvue, Inc.	18,934,006	404,241,028
		577,090,922
TOBACCO — 9.0%
Altria Group, Inc.	13,790,845	721,123,285
Philip Morris International, Inc.	6,140,088	738,959,591
		1,460,082,876
TOTAL COMMON STOCKS (Cost $17,700,740,631)		16,141,828,755
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	20,694,260	20,694,260
State Street Navigator Securities Lending Portfolio II (e) (f)	127,136,570	127,136,570
TOTAL SHORT-TERM INVESTMENTS (Cost $147,830,830)		147,830,830
TOTAL INVESTMENTS — 100.5% (Cost $17,848,571,461)		16,289,659,585
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(81,407,074)
NET ASSETS — 100.0%		$16,208,252,511
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	771	03/21/2025	$63,663,332	$61,749,390	$(1,913,942)
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,141,828,755	$—	$—	$16,141,828,755
Short-Term Investments	147,830,830	—	—	147,830,830
TOTAL INVESTMENTS	$16,289,659,585	$—	$—	$16,289,659,585
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,913,942)	$—	$—	$(1,913,942)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,913,942)	$—	$—	$(1,913,942)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,385,481	$27,385,481	$202,765,077	$209,456,298	$—	$—	20,694,260	$20,694,260	$336,109
State Street Navigator Securities Lending Portfolio II	68,582,092	68,582,092	906,164,999	847,610,521	—	—	127,136,570	127,136,570	64,390
Total		$95,967,573	$1,108,930,076	$1,057,066,819	$—	$—		$147,830,830	$400,499
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 8.7%
Baker Hughes Co. (a)	24,289,810	$996,368,006
Halliburton Co. (a)	21,564,513	586,339,109
Schlumberger NV	34,664,006	1,329,017,990
		2,911,725,105
OIL, GAS & CONSUMABLE FUELS — 91.0%
APA Corp. (a)	9,081,040	209,681,214
Chevron Corp. (a)	35,209,617	5,099,760,926
ConocoPhillips (a)	27,251,705	2,702,551,585
Coterra Energy, Inc. (a)	18,081,527	461,802,200
Devon Energy Corp.	16,124,860	527,766,668
Diamondback Energy, Inc. (a)	4,587,134	751,510,163
EOG Resources, Inc. (a)	12,260,407	1,502,880,690
EQT Corp. (a)	14,646,703	675,359,475
Exxon Mobil Corp. (a)	71,421,369	7,682,796,663
Hess Corp. (a)	6,784,523	902,409,404
Kinder Morgan, Inc. (a)	47,444,878	1,299,989,657
Marathon Petroleum Corp. (a)	7,889,112	1,100,531,124
Occidental Petroleum Corp. (a)	16,583,962	819,413,562
ONEOK, Inc. (a)	14,339,900	1,439,725,960
Phillips 66 Co. (a)	10,137,554	1,154,971,527
Targa Resources Corp. (a)	5,352,692	955,455,522
Texas Pacific Land Corp. (a)	462,383	511,377,103
Valero Energy Corp. (a)	7,771,154	952,665,769
Williams Cos., Inc. (a)	28,235,057	1,528,081,286
		30,278,730,498
TOTAL COMMON STOCKS (Cost $34,602,557,913)		33,190,455,603
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	83,451,170	$83,451,170
State Street Navigator Securities Lending Portfolio II (d) (e)	103,419,644	103,419,644
TOTAL SHORT-TERM INVESTMENTS (Cost $186,870,814)		186,870,814
TOTAL INVESTMENTS — 100.3% (Cost $34,789,428,727)		33,377,326,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(85,493,837)
NET ASSETS — 100.0%		$33,291,832,580
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	1,138	03/21/2025	$106,942,412	$103,011,760	$(3,930,652)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,190,455,603	$—	$—	$33,190,455,603
Short-Term Investments	186,870,814	—	—	186,870,814
TOTAL INVESTMENTS	$33,377,326,417	$—	$—	$33,377,326,417
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,930,652)	$—	$—	$(3,930,652)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,930,652)	$—	$—	$(3,930,652)
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,548,523	$68,548,523	$842,986,339	$828,083,692	$—	$—	83,451,170	$83,451,170	$1,259,685
State Street Navigator Securities Lending Portfolio II	79,399,178	79,399,178	1,453,284,325	1,429,263,859	—	—	103,419,644	103,419,644	49,705
Total		$147,947,701	$2,296,270,664	$2,257,347,551	$—	$—		$186,870,814	$1,309,390
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 37.9%
Ameriprise Financial, Inc.	685,766	$365,122,391
Bank of America Corp.	47,196,636	2,074,292,152
Blackstone, Inc.	5,104,793	880,168,409
Cboe Global Markets, Inc.	740,285	144,651,689
Charles Schwab Corp.	10,569,379	782,239,740
Citigroup, Inc.	13,371,691	941,233,330
Citizens Financial Group, Inc.	3,116,603	136,382,547
FactSet Research Systems, Inc.	268,626	129,015,695
Fifth Third Bancorp	4,741,946	200,489,477
Franklin Resources, Inc. (a)	2,184,984	44,333,325
Huntington Bancshares, Inc.	10,274,017	167,158,257
Intercontinental Exchange, Inc.	4,059,560	604,915,036
JPMorgan Chase & Co.	19,904,976	4,771,421,797
KeyCorp	7,009,910	120,149,858
KKR & Co., Inc.	4,772,742	705,936,269
M&T Bank Corp.	1,173,331	220,597,961
MarketAxess Holdings, Inc.	266,647	60,272,888
Moody's Corp.	1,101,688	521,506,049
MSCI, Inc.	554,206	332,529,142
Nasdaq, Inc.	2,926,488	226,246,787
PNC Financial Services Group, Inc.	2,805,971	541,131,507
Raymond James Financial, Inc.	1,293,879	200,978,225
Regions Financial Corp.	6,427,258	151,169,108
S&P Global, Inc.	2,244,801	1,117,978,242
T. Rowe Price Group, Inc. (a)	1,571,107	177,676,491
Truist Financial Corp.	9,387,887	407,246,538
U.S. Bancorp	11,029,824	527,556,482
Wells Fargo & Co.	23,540,239	1,653,466,387
		18,205,865,779
CAPITAL MARKETS — 10.0%
Bank of New York Mellon Corp.	5,141,765	395,041,805
Blackrock, Inc.	1,029,277	1,055,122,145
CME Group, Inc.	2,547,926	591,704,855
Goldman Sachs Group, Inc.	2,219,425	1,270,887,143
Invesco Ltd.	3,178,395	55,558,345
Morgan Stanley	8,770,668	1,102,648,381
Northern Trust Corp.	1,401,702	143,674,455
State Street Corp. (b)	2,073,210	203,485,562
		4,818,122,691
CONSUMER FINANCE — 4.5%
American Express Co.	3,934,805	1,167,810,776
Capital One Financial Corp.	2,697,269	480,977,008
Discover Financial Services	1,775,615	307,589,787
Synchrony Financial	2,753,245	178,960,925
		2,135,338,496
FINANCIAL SERVICES — 32.3%
Apollo Global Management, Inc. (a)	3,160,431	521,976,784
Berkshire Hathaway, Inc. Class B (c)	12,959,422	5,874,246,804
Corpay, Inc. (c)	493,000	166,841,060
Security Description	Shares	Value
Fidelity National Information Services, Inc.	3,807,147	$307,503,263
Fiserv, Inc. (c)	4,022,307	826,262,304
Global Payments, Inc.	1,799,696	201,673,934
Jack Henry & Associates, Inc. (a)	515,968	90,449,190
Mastercard, Inc. Class A	5,795,470	3,051,720,638
PayPal Holdings, Inc. (c)	7,088,314	604,987,600
Visa, Inc. Class A (a)	12,218,115	3,861,413,065
		15,507,074,642
INSURANCE — 15.2%
Aflac, Inc.	3,535,731	365,736,014
Allstate Corp.	1,872,662	361,030,507
American International Group, Inc.	4,411,168	321,133,030
Aon PLC Class A	1,529,321	549,270,930
Arch Capital Group Ltd.	2,649,882	244,716,603
Arthur J Gallagher & Co.	1,766,620	501,455,087
Assurant, Inc.	362,703	77,335,534
Brown & Brown, Inc.	1,678,434	171,233,837
Chubb Ltd.	2,650,343	732,289,771
Cincinnati Financial Corp.	1,105,414	158,847,992
Erie Indemnity Co. Class A	176,378	72,708,303
Everest Group Ltd.	303,971	110,177,329
Globe Life, Inc.	593,591	66,197,268
Hartford Financial Services Group, Inc.	2,050,128	224,284,003
Loews Corp.	1,278,354	108,263,800
Marsh & McLennan Cos., Inc.	3,472,346	737,561,014
MetLife, Inc.	4,113,204	336,789,143
Principal Financial Group, Inc.	1,488,071	115,191,576
Progressive Corp.	4,141,800	992,416,698
Prudential Financial, Inc.	2,517,458	298,394,297
Travelers Cos., Inc.	1,605,428	386,731,551
W.R. Berkley Corp.	2,129,015	124,589,958
Willis Towers Watson PLC	712,295	223,119,286
		7,279,473,531
TOTAL COMMON STOCKS (Cost $44,099,010,367)		47,945,875,139
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	21,911,936	21,911,936
State Street Navigator Securities Lending Portfolio II (b) (f)	7,492,981	7,492,981
TOTAL SHORT-TERM INVESTMENTS (Cost $29,404,917)		29,404,917
TOTAL INVESTMENTS — 100.0% (Cost $44,128,415,284)		47,975,280,056
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		21,071,996
NET ASSETS — 100.0%		$47,996,352,052

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$47,945,875,139	$—	$—	$47,945,875,139
Short-Term Investments	29,404,917	—	—	29,404,917
TOTAL INVESTMENTS	$47,975,280,056	$—	$—	$47,975,280,056
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	2,004,074	$177,300,427	$59,335,175	$53,114,105	$2,653,706	$17,310,359	2,073,210	$203,485,562	$1,523,096
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,238,577	71,238,577	318,950,893	368,277,534	—	—	21,911,936	21,911,936	550,769
State Street Navigator Securities Lending Portfolio II	50,484,153	50,484,153	492,238,878	535,230,050	—	—	7,492,981	7,492,981	17,154
Total		$299,023,157	$870,524,946	$956,621,689	$2,653,706	$17,310,359		$232,890,479	$2,091,019
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 15.8%
AbbVie, Inc.	12,764,632	$2,268,275,106
Amgen, Inc.	3,882,777	1,012,006,997
Biogen, Inc. (a)	1,052,552	160,956,252
Gilead Sciences, Inc.	9,002,230	831,535,985
Incyte Corp. (a)	1,155,010	79,776,541
Moderna, Inc. (a) (b)	2,446,076	101,707,840
Regeneron Pharmaceuticals, Inc. (a)	760,368	541,632,938
Vertex Pharmaceuticals, Inc. (a)	1,860,263	749,127,910
		5,745,019,569
HEALTH CARE EQUIPMENT & SUPPLIES — 22.3%
Abbott Laboratories	12,528,591	1,417,108,928
Align Technology, Inc. (a)	506,853	105,683,919
Baxter International, Inc. (b)	3,688,149	107,546,425
Becton Dickinson & Co.	2,087,817	473,663,043
Boston Scientific Corp. (a)	10,645,968	950,897,862
Cooper Cos., Inc. (a)	1,438,542	132,245,166
Dexcom, Inc. (a)	2,821,368	219,417,789
Edwards Lifesciences Corp. (a)	4,260,374	315,395,487
GE HealthCare Technologies, Inc.	3,300,170	258,007,291
Hologic, Inc. (a)	1,677,738	120,948,132
IDEXX Laboratories, Inc. (a)	591,476	244,539,837
Insulet Corp. (a)	506,651	132,271,377
Intuitive Surgical, Inc. (a)	2,572,765	1,342,880,419
Medtronic PLC	9,263,754	739,988,669
ResMed, Inc. (b)	1,060,333	242,487,554
Solventum Corp. (a) (b)	998,273	65,945,914
STERIS PLC	712,963	146,556,674
Stryker Corp.	2,478,337	892,325,237
Teleflex, Inc.	335,468	59,706,595
Zimmer Biomet Holdings, Inc. (b)	1,438,020	151,898,053
		8,119,514,371
HEALTH CARE PROVIDERS & SERVICES — 20.3%
Cardinal Health, Inc.	1,748,094	206,747,077
Cencora, Inc.	1,266,726	284,607,998
Centene Corp. (a)	3,646,832	220,925,083
Cigna Group	2,009,201	554,820,764
CVS Health Corp.	9,089,907	408,045,925
DaVita, Inc. (a) (b)	325,746	48,715,314
Elevance Health, Inc.	1,675,287	618,013,374
HCA Healthcare, Inc.	1,317,406	395,419,411
Henry Schein, Inc. (a) (b)	900,659	62,325,603
Humana, Inc.	869,773	220,670,108
Labcorp Holdings, Inc.	604,148	138,543,219
McKesson Corp.	916,909	522,555,608
Molina Healthcare, Inc. (a)	413,191	120,259,241
Quest Diagnostics, Inc.	806,225	121,627,103
UnitedHealth Group, Inc.	6,647,530	3,362,719,526
Universal Health Services, Inc. Class B	424,147	76,100,455
		7,362,095,809
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 10.4%
Agilent Technologies, Inc.	2,075,460	$278,817,296
Bio-Techne Corp. (b)	1,147,770	82,673,873
Charles River Laboratories International, Inc. (a) (b)	369,414	68,193,824
Danaher Corp.	4,643,352	1,065,881,452
IQVIA Holdings, Inc. (a)	1,245,436	244,740,628
Mettler-Toledo International, Inc. (a)	152,469	186,573,266
Revvity, Inc. (b)	879,054	98,111,217
Thermo Fisher Scientific, Inc.	2,762,976	1,437,383,005
Waters Corp. (a)	428,917	159,119,629
West Pharmaceutical Services, Inc. (b)	523,116	171,351,877
		3,792,846,067
PHARMACEUTICALS — 31.0%
Bristol-Myers Squibb Co.	14,650,210	828,615,878
Eli Lilly & Co.	5,691,465	4,393,810,980
Johnson & Johnson	17,391,069	2,515,096,399
Merck & Co., Inc.	18,272,448	1,817,743,127
Pfizer, Inc.	40,934,666	1,085,996,689
Viatris, Inc.	8,621,771	107,341,049
Zoetis, Inc.	3,258,911	530,974,369
		11,279,578,491
TOTAL COMMON STOCKS (Cost $41,421,589,005)		36,299,054,307
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	31,365,122	31,365,122
State Street Navigator Securities Lending Portfolio II (e) (f)	24,484,497	24,484,497
TOTAL SHORT-TERM INVESTMENTS (Cost $55,849,619)		55,849,619
TOTAL INVESTMENTS — 100.0% (Cost $41,477,438,624)		36,354,903,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(504,337)
NET ASSETS — 100.0%		$36,354,399,589
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,299,054,307	$—	$—	$36,299,054,307
Short-Term Investments	55,849,619	—	—	55,849,619
TOTAL INVESTMENTS	$36,354,903,926	$—	$—	$36,354,903,926
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,187,855	$19,187,855	$243,658,987	$231,481,720	$—	$—	31,365,122	$31,365,122	$629,673
State Street Navigator Securities Lending Portfolio II	22,924,533	22,924,533	674,799,574	673,239,610	—	—	24,484,497	24,484,497	18,296
Total		$42,112,388	$918,458,561	$904,721,330	$—	$—		$55,849,619	$647,969
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 22.7%
Axon Enterprise, Inc. (a)	364,047	$216,360,413
Boeing Co. (a)	3,755,381	664,702,437
General Dynamics Corp.	1,296,568	341,632,702
General Electric Co.	5,436,640	906,777,186
Howmet Aerospace, Inc.	2,039,507	223,060,881
Huntington Ingalls Industries, Inc.	197,645	37,348,976
L3Harris Technologies, Inc.	952,189	200,226,303
Lockheed Martin Corp.	1,059,827	515,012,332
Northrop Grumman Corp.	688,069	322,903,901
RTX Corp.	6,686,195	773,726,485
Textron, Inc.	931,386	71,241,715
TransDigm Group, Inc.	282,467	357,964,780
		4,630,958,111
AIR FREIGHT & LOGISTICS — 4.5%
CH Robinson Worldwide, Inc. (b)	594,326	61,405,762
Expeditors International of Washington, Inc.	702,730	77,841,402
FedEx Corp.	1,129,396	317,732,977
United Parcel Service, Inc. Class B (b)	3,674,249	463,322,799
		920,302,940
AIRLINES — 2.2%
Delta Air Lines, Inc.	3,218,739	194,733,709
Southwest Airlines Co. (b)	3,010,959	101,228,442
United Airlines Holdings, Inc. (a) (b)	1,651,060	160,317,926
		456,280,077
BUILDING PRODUCTS — 6.5%
A.O. Smith Corp.	597,968	40,787,397
Allegion PLC	436,457	57,036,201
Builders FirstSource, Inc. (a)	577,808	82,586,097
Carrier Global Corp.	4,192,537	286,182,576
Johnson Controls International PLC	3,353,766	264,712,750
Lennox International, Inc. (b)	160,912	98,043,682
Masco Corp.	1,083,196	78,607,534
Trane Technologies PLC	1,130,446	417,530,230
		1,325,486,467
COMMERCIAL SERVICES & SUPPLIES — 6.5%
Cintas Corp.	1,722,335	314,670,605
Copart, Inc. (a)	4,401,315	252,591,468
Republic Services, Inc.	1,021,889	205,583,629
Rollins, Inc.	1,410,277	65,366,339
Veralto Corp.	1,241,564	126,453,293
Waste Management, Inc.	1,835,028	370,290,300
		1,334,955,634
CONSTRUCTION & ENGINEERING — 1.2%
Quanta Services, Inc. (b)	741,053	234,209,801
ELECTRICAL EQUIPMENT — 9.2%
AMETEK, Inc.	1,161,277	209,331,792
Eaton Corp. PLC	1,985,257	658,847,241
Security Description	Shares	Value
Emerson Electric Co.	2,864,729	$355,025,865
GE Vernova, Inc.	1,384,836	455,514,105
Generac Holdings, Inc. (a) (b)	298,676	46,309,714
Rockwell Automation, Inc. (b)	566,808	161,988,058
		1,887,016,775
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Hubbell, Inc. (b)	269,436	112,864,046
GROUND TRANSPORTATION — 10.5%
CSX Corp.	9,689,039	312,665,288
JB Hunt Transport Services, Inc.	399,944	68,254,443
Norfolk Southern Corp.	1,135,814	266,575,546
Old Dominion Freight Line, Inc.	943,224	166,384,714
Uber Technologies, Inc. (a)	10,578,056	638,068,338
Union Pacific Corp.	3,045,489	694,493,311
		2,146,441,640
INDUSTRIAL CONGLOMERATES — 5.3%
3M Co.	2,735,962	353,185,335
Honeywell International, Inc.	3,266,426	737,852,969
		1,091,038,304
MACHINERY — 19.6%
Caterpillar, Inc.	2,425,272	879,791,671
Cummins, Inc.	689,370	240,314,382
Deere & Co.	1,278,256	541,597,067
Dover Corp.	688,813	129,221,319
Fortive Corp.	1,741,853	130,638,975
IDEX Corp.	380,162	79,564,105
Illinois Tool Works, Inc.	1,350,140	342,341,498
Ingersoll Rand, Inc. (b)	2,023,317	183,029,256
Nordson Corp.	272,676	57,054,726
Otis Worldwide Corp.	2,005,450	185,724,724
PACCAR, Inc.	2,632,204	273,801,860
Parker-Hannifin Corp.	646,658	411,293,888
Pentair PLC	829,519	83,482,792
Snap-on, Inc.	263,638	89,499,828
Stanley Black & Decker, Inc.	773,949	62,140,365
Westinghouse Air Brake Technologies Corp.	862,906	163,598,349
Xylem, Inc.	1,219,691	141,508,550
		3,994,603,355
PROFESSIONAL SERVICES — 7.8%
Automatic Data Processing, Inc.	2,046,849	599,174,108
Broadridge Financial Solutions, Inc.	586,846	132,680,012
Dayforce, Inc. (a) (b)	791,722	57,510,686
Equifax, Inc.	622,260	158,582,961
Jacobs Solutions, Inc.	623,742	83,344,406
Leidos Holdings, Inc.	669,881	96,503,057
Paychex, Inc. (b)	1,608,042	225,479,649
Paycom Software, Inc. (b)	244,118	50,036,867
Verisk Analytics, Inc.	708,914	195,256,183
		1,598,567,929

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.3%
Fastenal Co.	2,876,134	$206,822,796
United Rentals, Inc.	329,441	232,071,418
WW Grainger, Inc.	222,645	234,678,962
		673,573,176
TOTAL COMMON STOCKS (Cost $21,307,532,669)		20,406,298,255
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	3,101,303	3,101,303
State Street Navigator Securities Lending Portfolio II (e) (f)	71,100,091	71,100,091
TOTAL SHORT-TERM INVESTMENTS (Cost $74,201,394)		74,201,394
TOTAL INVESTMENTS — 100.2% (Cost $21,381,734,063)		20,480,499,649
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(49,793,768)
NET ASSETS — 100.0%		$20,430,705,881

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	189	03/21/2025	$26,475,120	$25,339,230	$(1,135,890)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,406,298,255	$—	$—	$20,406,298,255
Short-Term Investments	74,201,394	—	—	74,201,394
TOTAL INVESTMENTS	$20,480,499,649	$—	$—	$20,480,499,649
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,135,890)	$—	$—	$(1,135,890)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,135,890)	$—	$—	$(1,135,890)
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,132,581	$13,132,581	$171,397,754	$181,429,032	$—	$—	3,101,303	$3,101,303	$161,418
State Street Navigator Securities Lending Portfolio II	29,582,949	29,582,949	840,096,157	798,579,015	—	—	71,100,091	71,100,091	57,633
Total		$42,715,530	$1,011,493,911	$980,008,047	$—	$—		$74,201,394	$219,051
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHEMICALS — 66.2%
Air Products & Chemicals, Inc.	1,285,369	$372,808,425
Albemarle Corp. (a)	679,579	58,498,160
Celanese Corp.	632,014	43,741,689
CF Industries Holdings, Inc.	1,006,084	85,839,087
Corteva, Inc.	3,973,764	226,345,598
Dow, Inc.	4,047,749	162,436,167
DuPont de Nemours, Inc.	2,416,469	184,255,761
Eastman Chemical Co.	670,131	61,196,363
Ecolab, Inc.	1,457,098	341,427,203
FMC Corp. (a)	721,754	35,084,462
International Flavors & Fragrances, Inc.	1,478,267	124,987,475
Linde PLC	2,753,014	1,152,604,372
LyondellBasell Industries NV Class A	1,502,131	111,563,269
Mosaic Co.	1,836,504	45,141,268
PPG Industries, Inc.	1,341,340	160,223,063
Sherwin-Williams Co.	1,339,681	455,397,762
		3,621,550,124
CONSTRUCTION MATERIALS — 6.9%
Martin Marietta Materials, Inc.	353,393	182,527,485
Vulcan Materials Co.	763,576	196,414,654
		378,942,139
CONTAINERS & PACKAGING — 11.7%
Amcor PLC	8,356,601	78,635,615
Avery Dennison Corp.	464,520	86,925,628
Ball Corp.	1,725,405	95,121,578
International Paper Co. (a)	2,008,631	108,104,520
Packaging Corp. of America	515,582	116,072,976
Smurfit WestRock PLC	2,856,989	153,877,427
		638,737,744
METALS & MINING — 14.9%
Freeport-McMoRan, Inc.	8,307,868	316,363,614
Security Description	Shares	Value
Newmont Corp.	6,582,238	$244,990,899
Nucor Corp.	1,357,616	158,447,363
Steel Dynamics, Inc.	818,647	93,383,063
		813,184,939
TOTAL COMMON STOCKS (Cost $6,427,493,488)		5,452,414,946
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	11,726,305	11,726,305
State Street Navigator Securities Lending Portfolio II (d) (e)	70,645,120	70,645,120
TOTAL SHORT-TERM INVESTMENTS (Cost $82,371,425)		82,371,425
TOTAL INVESTMENTS — 101.2% (Cost $6,509,864,913)		5,534,786,371
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(65,306,463)
NET ASSETS — 100.0%		$5,469,479,908
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	173	03/21/2025	$16,470,171	$15,570,000	$(900,171)
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,452,414,946	$—	$—	$5,452,414,946
Short-Term Investments	82,371,425	—	—	82,371,425
TOTAL INVESTMENTS	$5,534,786,371	$—	$—	$5,534,786,371
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(900,171)	$—	$—	$(900,171)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(900,171)	$—	$—	$(900,171)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,830,419	$6,830,419	$121,691,313	$116,795,427	$—	$—	11,726,305	$11,726,305	$103,622
State Street Navigator Securities Lending Portfolio II	8,230,922	8,230,922	322,386,117	259,971,919	—	—	70,645,120	70,645,120	39,858
Total		$15,061,341	$444,077,430	$376,767,346	$—	$—		$82,371,425	$143,480
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
HEALTH CARE REITs — 12.2%
Alexandria Real Estate Equities, Inc. REIT	1,025,337	$100,021,624
Healthpeak Properties, Inc. REIT	4,610,718	93,459,254
Ventas, Inc. REIT	2,770,358	163,146,383
Welltower, Inc. REIT	3,906,049	492,279,355
		848,906,616
HOTEL & RESORT REITs — 1.2%
Host Hotels & Resorts, Inc. REIT	4,607,977	80,731,757
INDUSTRIAL REITs — 9.3%
Prologis, Inc. REIT	6,115,386	646,396,300
OFFICE REITs — 1.0%
BXP, Inc. REIT	958,828	71,298,450
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.6%
CBRE Group, Inc. Class A (a)	1,986,240	260,773,450
CoStar Group, Inc. (a)	2,707,263	193,812,958
		454,586,408
RESIDENTIAL REITs — 12.9%
AvalonBay Communities, Inc. REIT	938,030	206,338,459
Camden Property Trust REIT	703,227	81,602,461
Equity Residential REIT	2,254,747	161,800,645
Essex Property Trust, Inc. REIT	424,453	121,155,864
Invitation Homes, Inc. REIT	3,762,629	120,291,249
Mid-America Apartment Communities, Inc. REIT	771,878	119,309,183
UDR, Inc. REIT	1,979,268	85,920,024
		896,417,885
RETAIL REITs — 13.0%
Federal Realty Investment Trust REIT	503,526	56,369,736
Kimco Realty Corp. REIT	4,452,135	104,313,523
Realty Income Corp. REIT	5,779,211	308,667,660
Regency Centers Corp. REIT	1,076,823	79,609,524
Security Description	Shares	Value
Simon Property Group, Inc. REIT	2,025,181	$348,756,420
		897,716,863
SPECIALIZED REITs — 43.3%
American Tower Corp. REIT	3,085,503	565,912,105
Crown Castle, Inc. REIT	2,869,792	260,462,322
Digital Realty Trust, Inc. REIT	2,058,904	365,105,446
Equinix, Inc. REIT	637,105	600,719,933
Extra Space Storage, Inc. REIT	1,399,863	209,419,505
Iron Mountain, Inc. REIT	1,937,922	203,694,981
Public Storage REIT	1,040,617	311,602,355
SBA Communications Corp. REIT	710,128	144,724,086
VICI Properties, Inc. REIT	6,961,367	203,341,530
Weyerhaeuser Co. REIT	4,798,477	135,077,128
		3,000,059,391
TOTAL COMMON STOCKS (Cost $7,639,142,867)		6,896,113,670
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c) (Cost $12,163,834)	12,163,834	12,163,834
TOTAL INVESTMENTS — 99.7% (Cost $7,651,306,701)		6,908,277,504
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		23,093,137
NET ASSETS — 100.0%		$6,931,370,641
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	685	03/21/2025	$35,631,488	$34,464,063	$(1,167,425)
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,896,113,670	$—	$—	$6,896,113,670
Short-Term Investment	12,163,834	—	—	12,163,834
TOTAL INVESTMENTS	$6,908,277,504	$—	$—	$6,908,277,504
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,167,425)	$—	$—	$(1,167,425)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,167,425)	$—	$—	$(1,167,425)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,989,198	$19,989,198	$125,876,393	$133,701,757	$—	$—	12,163,834	$12,163,834	$178,360
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 4.9%
Arista Networks, Inc. (a)	8,050,207	$889,789,380
Cisco Systems, Inc.	31,063,239	1,838,943,749
F5, Inc. (a)	452,719	113,845,247
Juniper Networks, Inc.	2,580,192	96,628,190
Motorola Solutions, Inc.	1,302,354	601,987,089
		3,541,193,655
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Amphenol Corp. Class A	9,395,365	652,508,099
CDW Corp. (b)	1,038,562	180,751,330
Corning, Inc.	6,005,206	285,367,389
Jabil, Inc. (b)	879,411	126,547,243
Keysight Technologies, Inc. (a)	1,352,454	217,244,686
TE Connectivity PLC	2,331,364	333,315,111
Teledyne Technologies, Inc. (a) (b)	363,189	168,566,911
Trimble, Inc. (a)	1,903,110	134,473,753
Zebra Technologies Corp. Class A (a)	401,922	155,230,315
		2,254,004,837
IT SERVICES — 6.1%
Accenture PLC Class A	4,869,502	1,713,042,109
Akamai Technologies, Inc. (a) (b)	1,170,710	111,978,412
Cognizant Technology Solutions Corp. Class A (b)	3,864,016	297,142,830
EPAM Systems, Inc. (a)	442,066	103,363,872
Gartner, Inc. (a) (b)	601,084	291,207,165
GoDaddy, Inc. Class A (a)	1,094,111	215,944,688
International Business Machines Corp. (b)	7,205,841	1,584,060,027
VeriSign, Inc. (a) (b)	644,018	133,285,965
		4,450,025,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.6%
Advanced Micro Devices, Inc. (a)	12,646,671	1,527,591,390
Analog Devices, Inc.	3,869,179	822,045,770
Applied Materials, Inc. (b)	6,424,648	1,044,840,504
Broadcom, Inc.	18,338,579	4,251,616,155
Enphase Energy, Inc. (a) (b)	1,052,945	72,316,263
First Solar, Inc. (a) (b)	834,293	147,035,798
Intel Corp. (b)	33,611,492	673,910,415
KLA Corp.	1,042,404	656,839,609
Lam Research Corp.	10,027,191	724,264,006
Microchip Technology, Inc. (b)	4,184,908	240,004,474
Micron Technology, Inc. (b)	8,640,540	727,187,846
Monolithic Power Systems, Inc. (b)	380,151	224,935,347
NVIDIA Corp.	72,692,542	9,761,881,465
NXP Semiconductors NV (b)	1,980,635	411,674,985
ON Semiconductor Corp. (a) (b)	3,318,219	209,213,708
QUALCOMM, Inc.	8,658,070	1,330,052,713
Skyworks Solutions, Inc. (b)	1,244,686	110,378,755
Teradyne, Inc.	1,269,161	159,812,753
Security Description	Shares	Value
Texas Instruments, Inc.	7,108,927	$1,332,994,902
		24,428,596,858
SOFTWARE — 34.9%
Adobe, Inc. (a)	3,430,474	1,525,463,623
ANSYS, Inc. (a) (b)	681,460	229,876,902
Autodesk, Inc. (a)	1,675,523	495,234,333
Cadence Design Systems, Inc. (a) (b)	2,137,309	642,175,862
Crowdstrike Holdings, Inc. Class A (a)	1,813,592	620,538,639
Fair Isaac Corp. (a)	189,787	377,852,632
Fortinet, Inc. (a)	4,957,573	468,391,497
Gen Digital, Inc.	4,225,832	115,703,280
Intuit, Inc.	2,184,340	1,372,857,690
Microsoft Corp.	22,032,672	9,286,771,248
Oracle Corp.	12,525,121	2,087,186,163
Palantir Technologies, Inc. Class A (a)	15,974,311	1,208,137,141
Palo Alto Networks, Inc. (a) (b)	5,100,621	928,108,997
PTC, Inc. (a) (b)	936,184	172,136,152
Roper Technologies, Inc.	835,673	434,424,609
Salesforce, Inc.	7,450,184	2,490,820,017
ServiceNow, Inc. (a)	1,605,357	1,701,871,063
Synopsys, Inc. (a) (b)	1,197,085	581,017,175
Tyler Technologies, Inc. (a)	333,509	192,314,630
Workday, Inc. Class A (a) (b)	1,659,962	428,319,995
		25,359,201,648
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.3%
Apple, Inc.	44,794,398	11,217,413,147
Dell Technologies, Inc. Class C (b)	2,393,772	275,858,285
Hewlett Packard Enterprise Co. (b)	10,120,615	216,075,130
HP, Inc.	7,510,282	245,060,502
NetApp, Inc. (b)	1,595,922	185,254,626
Seagate Technology Holdings PLC (b)	1,648,495	142,281,604
Super Micro Computer, Inc. (a) (b)	3,924,455	119,617,388
Western Digital Corp. (a)	2,694,127	160,650,793
		12,562,211,475
TOTAL COMMON STOCKS (Cost $60,032,660,270)		72,595,233,541
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	66,091,176	66,091,176

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	365,113,087	$365,113,087
TOTAL SHORT-TERM INVESTMENTS (Cost $431,204,263)		431,204,263
TOTAL INVESTMENTS — 100.5% (Cost $60,463,864,533)		73,026,437,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(353,321,950)
NET ASSETS — 100.0%		$72,673,115,854

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	03/21/2025	$80,532,870	$78,064,800	$(2,468,070)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,595,233,541	$—	$—	$72,595,233,541
Short-Term Investments	431,204,263	—	—	431,204,263
TOTAL INVESTMENTS	$73,026,437,804	$—	$—	$73,026,437,804
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,468,070)	$—	$—	$(2,468,070)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,468,070)	$—	$—	$(2,468,070)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,641,795	$60,641,795	$250,333,057	$244,883,676	$—	$—	66,091,176	$66,091,176	$805,141
State Street Navigator Securities Lending Portfolio II	100,144,368	100,144,368	1,002,831,726	737,863,007	—	—	365,113,087	365,113,087	61,129
Total		$160,786,163	$1,253,164,783	$982,746,683	$—	$—		$431,204,263	$866,270
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 64.3%
Alliant Energy Corp. (a)	3,605,727	$213,242,695
American Electric Power Co., Inc.	7,483,650	690,217,039
Constellation Energy Corp. (a)	4,395,004	983,206,345
Duke Energy Corp.	10,855,034	1,169,521,363
Edison International	5,440,307	434,354,111
Entergy Corp.	6,025,799	456,876,080
Evergy, Inc.	3,231,678	198,909,781
Eversource Energy (a)	5,148,724	295,691,219
Exelon Corp. (a)	14,119,978	531,475,972
FirstEnergy Corp.	7,207,648	286,720,237
NextEra Energy, Inc. (a)	28,896,794	2,071,611,162
NRG Energy, Inc. (a)	2,846,532	256,814,117
PG&E Corp.	30,720,761	619,944,957
Pinnacle West Capital Corp.	1,597,776	135,443,471
PPL Corp. (a)	10,370,019	336,610,817
Southern Co. (a)	15,396,596	1,267,447,783
Xcel Energy, Inc.	8,069,282	544,837,921
		10,492,925,070
GAS UTILITIES — 1.9%
Atmos Energy Corp.	2,181,320	303,792,436
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.8%
AES Corp.	9,991,392	128,589,215
Vistra Corp.	4,780,881	659,140,063
		787,729,278
MULTI-UTILITIES — 26.7%
Ameren Corp. (a)	3,750,899	334,355,137
CenterPoint Energy, Inc.	9,158,020	290,583,975
CMS Energy Corp. (a)	4,198,492	279,829,492
Consolidated Edison, Inc.	4,867,812	434,354,865
Dominion Energy, Inc.	11,803,898	635,757,946
DTE Energy Co. (a)	2,910,254	351,413,170
NiSource, Inc. (a)	6,559,190	241,115,824
Public Service Enterprise Group, Inc.	7,001,148	591,526,995
Security Description	Shares	Value
Sempra	8,900,623	$780,762,650
WEC Energy Group, Inc.	4,445,460	418,051,058
		4,357,751,112
WATER UTILITIES — 2.1%
American Water Works Co., Inc.	2,738,693	340,939,892
TOTAL COMMON STOCKS (Cost $16,987,792,480)		16,283,137,788
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	22,712,326	22,712,326
State Street Navigator Securities Lending Portfolio II (d) (e)	13,858,622	13,858,622
TOTAL SHORT-TERM INVESTMENTS (Cost $36,570,948)		36,570,948
TOTAL INVESTMENTS — 100.0% (Cost $17,024,363,428)		16,319,708,736
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(1,304,503)
NET ASSETS — 100.0%		$16,318,404,233
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	461	03/21/2025	$36,301,583	$35,478,560	$(823,023)
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,283,137,788	$—	$—	$16,283,137,788
Short-Term Investments	36,570,948	—	—	36,570,948
TOTAL INVESTMENTS	$16,319,708,736	$—	$—	$16,319,708,736
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(823,023)	$—	$—	$(823,023)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(823,023)	$—	$—	$(823,023)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,608,727	$43,608,727	$197,535,553	$218,431,954	$—	$—	22,712,326	$22,712,326	$524,319
State Street Navigator Securities Lending Portfolio II	81,267,566	81,267,566	406,315,681	473,724,625	—	—	13,858,622	13,858,622	22,307
Total		$124,876,293	$603,851,234	$692,156,579	$—	$—		$36,570,948	$546,626
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.